CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	€ 17,320	€ 13,763	€ 10,606
Cost of sales	(11,096)	(8,677)	(6,871)
Gross profit	6,224	5,086	3,735
Selling and distribution expenses	(2,984)	(2,496)	(1,939)
Administrative expenses	(1,250)	(1,074)	(983)
Other income	96	0	0
Operating profit	2,086	1,516	813
Finance income	67	43	33
Finance costs	(181)	(172)	(144)
Total finance costs, net	(114)	(129)	(111)
Non-operating items	(15)	(5)	(7)
Profit before taxes	1,957	1,382	695
Taxes	(436)	(394)	(197)
Profit after taxes	1,521	988	498
Profit attributable to shareholders	1,508	982	498
Profit attributable to non-controlling interests	€ 13	€ 6	€ 0
Basic earnings per share (in EUR per share)	€ 3.30	€ 2.15	€ 1.09
Diluted earnings per share (in EUR per share)	€ 3.29	€ 2.15	€ 1.09